UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss & Co., Inc.
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Address:   677 Madison Avenue, 3rd Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
           --------------------------------------------------
Title:     Vice President
           --------------------------------------------------
Phone:     212-688-1500 x 324
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Howard Guberman             New York, New York         08/11/00
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        16
                                               -------------

Form 13F Information Table Value Total:       $142,117
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE
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

 FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  -----
AUTOLIV INC        COMMON       052800109    1,086   45,114   SH         SOLE           45,114   0       0
------------------------------------------------------------------------------------------------------------
AVON PRODS INC     COMMON       054303102   14,071  316,200   SH         SOLE          316,200   0       0
------------------------------------------------------------------------------------------------------------
BRASS EAGLE INC    COMMON       10553F106      703  150,000   SH         SOLE          150,000   0       0
------------------------------------------------------------------------------------------------------------
BURLINGTON NORTHN  COMMON       12189T104   13,474  587,436   SH         SOLE          587,436   0       0
 SANTA FE CP
------------------------------------------------------------------------------------------------------------
COVANCE INC        COMMON       222816100      166   18,800   SH         SOLE           18,800   0       0
------------------------------------------------------------------------------------------------------------
DU PONT E I DE     COMMON       263534109    1,706   39,000   SH         SOLE           39,000   0       0
 NEMOURS & CO
------------------------------------------------------------------------------------------------------------
FLEETBOSTON        COMMON       339030108   10,368  304,946   SH         SOLE          304,946   0       0
 FINL CORP
------------------------------------------------------------------------------------------------------------
HALLIBURTON CO     COMMON       406216101    7,024  148,856   SH         SOLE          148,856   0       0
------------------------------------------------------------------------------------------------------------
HOMESTAKE MNG CO   COMMON       437614100      298   43,400   SH         SOLE           43,400   0       0
------------------------------------------------------------------------------------------------------------
HONEYWELL INTL     COMMON       438516106   15,873  471,176   SH         SOLE          471,176   0       0
 INC
------------------------------------------------------------------------------------------------------------
KANEB SERVICES     COMMON       484170105      456  114,000   SH         SOLE          114,000   0       0
 INC
------------------------------------------------------------------------------------------------------------
MOTOROLA INC       COMMON       620076109   28,493  980,400   SH         SOLE          980,400   0       0
------------------------------------------------------------------------------------------------------------
OWENS CORNING      COMMON       69073F103    5,226  565,000   SH         SOLE          565,000   0       0
------------------------------------------------------------------------------------------------------------

SMITHKLINE         ADR REP ORD  832378301   31,394  481,600   SH         SOLE          481,600   0       0
 BEECHAM PLC
------------------------------------------------------------------------------------------------------------
VODAPHONE       SPONSORED ADR   92857T107    9,370  226,120   SH         SOLE          226,120   0       0
 AIRTOUCH PLC
------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO   COMMON       949746101    2,409   62,180   SH         SOLE           62,180   0       0
 NEW
------------------------------------------------------------------------------------------------------------